Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Discourse of Property and Equipment, Net [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Assets owned and used by the Company					Right-of- use assets
	Computers	Lab equipment	Office furniture and equipment	Leasehold improvements	Motor vehicles	Leasehold office	Total
Cost:
Balance at January 1, 2020	$20	$12	$23	$29	$-	$193	$277
Effect of non-application of IFRS 16	-	-	-	-	-	(193)	(193)
Purchases	-	-	-	-	-	-	-
Disposals	-	-	-	(29)	-	-	(29)

Balance at December 31, 2020	20	12	23	-	-	-	55

Accumulated depreciation:
Balance at January 1, 2020	15	12	11	7		57	102
Effect of non-application of IFRS 16	-	-	-	-	-	(57)	(57)
Depreciation	4	-	2	2		-	7
Disposals	-	-	-	(9)	-	-	(9)

Balance at December 31, 2020	19	12	13	-	-	-	44

Depreciated cost at December 31, 2020	1	-	10	-	-	-	11

Balance at January 1, 2019	66	2,004	134	29	8	-	2,241
Effect of non-application of IFRS 16	-	-	-	-	-	193	193
Purchases	1	-	-	-	-	-	1
Disposals	(47)	(1,992)	(111)	-	(8)	-	(2,158)

Balance at December 31, 2019	20	12	23	29	-	193	227

Accumulated depreciation:
Balance at January 1, 2019	16	97	16	4	1	-	134
Effect of non-application of IFRS 16	-	-	-	-	-	57	57
Depreciation	10	102	53	3	2	-	122
Disposals	(11)	(187)	(10)	-	(3)	-	(211)

Balance at December 31, 2019	15	12	11	7	-	57	102

Depreciated cost at December 31, 2019	$5	$-	$12	$22	$-	$136	$175